Share-based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 2,404	$ 533	$ 3,637	$ 4,002	$ 10,805	$ 378	$ 11,248
Restricted stock units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	1,736	1,314	3,274	2,756	8,484	7,725	370
Cash-settled restricted stock units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	0	8	0	(64)	(64)	19	678
Performance restricted stock units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	767	(242)	1,004	13	698	2,053	441
Director's fees
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	20	38	40	84	167	192	195
GDEV I incentive fees
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	(45)	(467)	(210)	(871)	(1,321)	219	919
GDEV II incentive fees
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	(150)	(215)	(622)	232	760	4,070	0
GDEV II special profits interest
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	0	15	0	20	20	72	164
GDEV Management Holdings LLC member interests
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 76	$ 82	$ 151	$ 1,832	$ 2,061	$ 0	$ 0